UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

Franklin Multi-Asset Variable Growth Fund
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Multi-Asset Variable Growth Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$16	0.15%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Multi-Asset Variable Growth Fund returned 17.64%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81%, 1.25% and 14.57%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. Equities.
↑	ClearBridge Large Cap Growth Fund and the Franklin U.S. Large Cap Equity Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities for the year.
↓	ClearBridge Small Cap Growth Fund and the Putnam Large Cap Value Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Variable Growth Fund	PAGE 1	7573-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	17.64	9.98	8.67
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Composite Benchmark†	14.57	9.25	8.98
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$70,870,989
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	60%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Variable Growth Fund	PAGE 2	7573-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Growth Fund	PAGE 3	7573-ATSR-0225

Franklin Multi-Asset Variable Moderate Growth Fund
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Multi-Asset Variable Moderate Growth Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$22	0.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Multi-Asset Variable Moderate Growth Fund returned 15.46%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 23.81% 1.25% and 12.68%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities which had a stronger return than other asset classes was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. equities.
↑	ClearBridge Large Cap Growth Fund and Franklin U.S. Large Cap Equity Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities was the leading detractor from absolute performance.
↓	Fixed Income was a leading detractor from relative return at the manager level.
↓	ClearBridge Small Cap Growth Fund and the Putnam Large Cap Value Fund were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 1	7572-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	15.46	8.58	7.75
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Composite Benchmark†	12.68	7.92	7.94
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$28,575,226
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	74%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 2	7572-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 3	7572-ATSR-0225

Franklin Multi-Asset Variable Conservative Growth Fund
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$15	0.14%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 11.79%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 1.25%, 24.51% and 9.59%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. Equities.
↑	ClearBridge Large Cap Growth Fund, Franklin U.S. Large Cap Equity Fund and ClearBridge Appreciation Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	ClearBridge Small Cap Growth Fund and Franklin U.S. Core Bond ETF were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7571-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	11.79	6.35	6.29
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Russell 1000 Index	24.51	14.28	12.87
Composite Benchmark†	9.59	5.79	6.26
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$75,450,466
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	84%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 2	7571-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 3	7571-ATSR-0225

Franklin Multi-Asset Variable Conservative Growth Fund
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1	$41	0.39%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 11.58%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 1.25%, 24.51% and 9.59%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities, which had a stronger return than other asset classes, was the top contributor to absolute performance.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight and fixed income underweight as well as strong manager selection within U.S. Equities.
↑	ClearBridge Large Cap Growth Fund, Franklin U.S. Large Cap Equity Fund and ClearBridge Appreciation Fund were the leading contributors to relative performance at the manager level.

Top detractors from performance:
↓	Exposure to fixed income, which underperformed equities, was the leading detractor from absolute performance.
↓	ClearBridge Small Cap Growth Fund and Franklin U.S. Core Bond ETF were the leading detractors from relative performance at the manager level.
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7526-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 6/23/2017 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (6/23/2017)
Class II	11.58	6.10	6.39
Russell 3000 Index	23.81	13.86	13.70
Bloomberg U.S. Aggregate Index	1.25	-0.33	0.99
Russell 1000 Index	24.51	14.28	14.11
Composite Benchmark†	9.59	5.79	6.40
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$75,450,466
Total Number of Portfolio Holdings*	13
Total Management Fee Paid	$0
Portfolio Turnover Rate	84%
*	Does not include derivatives, except purchased options, if any.
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 2	7526-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 3	7526-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $349,206 in December 31, 2023 and $379,312 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $149,250 in December 31, 2023 and $149,250 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $799,106 in December 31, 2023 and $811,835 in December 31, 2024.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Variable Asset Allocation Series
Financial Statements and Other Important Information
Annual  | December 31, 2024

Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
December 31, 2024
 Franklin Multi-Asset Variable Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 77.7%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		24,641	$1,483,863
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		219,297	4,388,129
Franklin U.S. Small Cap Equity Fund, Class IS Shares		85,930	1,142,010
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		153,392	5,290,506
ClearBridge Large Cap Growth Fund, Class IS Shares		258,898	19,520,934
ClearBridge Small Cap Growth Fund, Class IS Shares		50,104	1,987,121
Franklin U.S. Large Cap Equity Fund, Class IS Shares		694,981	16,901,944
Putnam Large Cap Value Fund, Class R6 Shares		126,057	4,347,691

Total Domestic Equity			55,062,198
Foreign Equity — 15.3%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		635,168	10,867,731

Domestic Fixed Income — 6.8%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		17,074	360,058
Franklin U.S. Core Bond ETF		171,428	3,615,417
Franklin U.S. Treasury Bond ETF		41,792	840,855

Total Domestic Fixed Income			4,816,330
Total Investments in Underlying Funds before Short-Term Investments (Cost — $53,823,077)			70,746,259
	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $190,659)	4.419%	190,659	190,659 (b)
Total Investments — 100.1% (Cost — $54,013,736)			70,936,918
Liabilities in Excess of Other Assets — (0.1)%			(65,929)
Total Net Assets — 100.0%			$70,870,989

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Schedules of Investments (cont’d)
December 31, 2024
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 100.0%
Domestic Equity — 65.6%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		8,378	$504,512
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		74,688	1,494,499
Franklin U.S. Small Cap Equity Fund, Class IS Shares		29,215	388,266
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		52,242	1,801,844
ClearBridge Large Cap Growth Fund, Class IS Shares		88,170	6,648,042
ClearBridge Small Cap Growth Fund, Class IS Shares		17,134	679,533
Franklin U.S. Large Cap Equity Fund, Class IS Shares		236,691	5,756,326
Putnam Large Cap Value Fund, Class R6 Shares		42,700	1,472,709

Total Domestic Equity			18,745,731
Domestic Fixed Income — 21.5%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		21,805	459,826
Franklin U.S. Core Bond ETF		218,877	4,616,116
Franklin U.S. Treasury Bond ETF		53,363	1,073,664

Total Domestic Fixed Income			6,149,606
Foreign Equity — 12.9%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		216,165	3,698,590
Total Investments in Underlying Funds before Short-Term Investments (Cost — $23,438,793)			28,593,927
	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $76,811)	4.419%	76,811	76,811 (b)
Total Investments — 100.3% (Cost — $23,515,604)			28,670,738
Liabilities in Excess of Other Assets — (0.3)%			(95,512)
Total Net Assets — 100.0%			$28,575,226

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 48.9%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		16,727	$1,007,305
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		146,745	2,936,369
Franklin U.S. Small Cap Equity Fund, Class IS Shares		58,360	775,609
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		102,647	3,540,301
ClearBridge Large Cap Growth Fund, Class IS Shares		173,239	13,062,254
ClearBridge Small Cap Growth Fund, Class IS Shares		34,213	1,356,866
Franklin U.S. Large Cap Equity Fund, Class IS Shares		465,237	11,314,557
Putnam Large Cap Value Fund, Class R6 Shares		83,903	2,893,802

Total Domestic Equity			36,887,063
Domestic Fixed Income — 41.3%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		110,448	2,329,139
Franklin U.S. Core Bond ETF		1,108,620	23,380,796
Franklin U.S. Treasury Bond ETF		270,286	5,438,154

Total Domestic Fixed Income			31,148,089
Foreign Equity — 9.6%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		425,694	7,283,633
Total Investments in Underlying Funds before Short-Term Investments (Cost — $66,110,955)			75,318,785
	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $213,990)	4.419%	213,990	213,990 (b)
Total Investments — 100.1% (Cost — $66,324,945)			75,532,775
Liabilities in Excess of Other Assets — (0.1)%			(82,309)
Total Net Assets — 100.0%			$75,450,466

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Statements of Assets and Liabilities
December 31, 2024

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$53,823,077	$23,438,793	$66,110,955
Short-term investments, at cost	190,659	76,811	213,990
Investments in affiliated Underlying Funds, at value	$70,746,259	$28,593,927	$75,318,785
Short-term investments, at value	190,659	76,811	213,990
Distributions receivable from unaffiliated Underlying Funds	1,250	462	1,017
Receivable from investment manager	—	5,418	—
Total Assets	70,938,168	28,676,618	75,533,792
Liabilities:
Audit and tax fees payable	27,204	26,908	27,147
Fund accounting fees payable	15,789	15,551	16,216
Legal fees payable	9,712	9,706	9,712
Payable for Portfolio shares repurchased	7,006	42,366	17,508
Shareholder reports payable	4,623	4,961	5,311
Trustees’ fees payable	1,120	420	1,181
Service and/or distribution fees payable	—	—	4,481
Accrued expenses	1,725	1,480	1,770
Total Liabilities	67,179	101,392	83,326
Total Net Assets	$70,870,989	$28,575,226	$75,450,466
Net Assets:
Par value (Note 7)	$50	$20	$50
Paid-in capital in excess of par value	50,106,900	22,030,550	62,217,230
Total distributable earnings (loss)	20,764,039	6,544,656	13,233,186
Total Net Assets	$70,870,989	$28,575,226	$75,450,466
Net Assets:
Class I	$70,870,989	$28,575,226	$54,672,490
Class II	—	—	$20,777,976
Shares Outstanding:
Class I	4,970,706	1,980,404	3,596,370
Class II	—	—	1,373,386
Net Asset Value:
Class I	$14.26	$14.43	$15.20
Class II	—	—	$15.13
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Statements of Operations
For the Year Ended December 31, 2024

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$741,659	$403,499	$1,625,166
Income distributions from unaffiliated Underlying Funds	10,987	4,690	12,880
Total Investment Income	752,646	408,189	1,638,046
Expenses:
Fund accounting fees	31,342	30,864	31,801
Legal fees	30,895	31,113	30,899
Audit and tax fees	29,096	28,908	29,255
Shareholder reports	7,147	7,235	8,033
Trustees’ fees	4,366	1,976	4,623
Commitment fees (Note 9)	656	255	704
Custody fees	516	234	514
Interest expense	102	137	314
Transfer agent fees (Notes 2 and 5)	101	80	276
Service and/or distribution fees (Notes 2 and 5)	—	—	51,611
Miscellaneous expenses	5,552	5,291	6,320
Total Expenses	109,773	106,093	164,350
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(48,295)	—
Net Expenses	109,773	57,798	164,350
Net Investment Income	642,873	350,391	1,473,696
Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	8,672,939	3,038,927	6,138,858
Capital gain distributions from affiliated Underlying Funds	3,111,024	1,051,273	2,099,586
Net Realized Gain	11,783,963	4,090,200	8,238,444
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	(237,542)	(321,411)	(804,970)
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	11,546,421	3,768,789	7,433,474
Increase in Net Assets From Operations	$12,189,294	$4,119,180	$8,907,170
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Variable Growth Fund

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$642,873	$1,103,271
Net realized gain	11,783,963	3,148,257
Change in net unrealized appreciation (depreciation)	(237,542)	8,531,517
Increase in Net Assets From Operations	12,189,294	12,783,045
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,002,061)	(4,051,270)
Decrease in Net Assets From Distributions to Shareholders	(7,002,061)	(4,051,270)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	250,730	312,023
Reinvestment of distributions	7,002,061	4,051,270
Cost of shares repurchased	(14,913,135)	(9,808,783)
Decrease in Net Assets From Portfolio Share Transactions	(7,660,344)	(5,445,490)
Increase (Decrease) in Net Assets	(2,473,111)	3,286,285
Net Assets:
Beginning of year	73,344,100	70,057,815
End of year	$70,870,989	$73,344,100
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Franklin Multi-Asset Variable Moderate Growth Fund

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$350,391	$464,806
Net realized gain	4,090,200	795,764
Change in net unrealized appreciation (depreciation)	(321,411)	3,171,926
Increase in Net Assets From Operations	4,119,180	4,432,496
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,122,243)	(1,185,349)
Decrease in Net Assets From Distributions to Shareholders	(2,122,243)	(1,185,349)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	265,883	153,073
Reinvestment of distributions	2,122,243	1,185,349
Cost of shares repurchased	(3,361,541)	(3,422,783)
Decrease in Net Assets From Portfolio Share Transactions	(973,415)	(2,084,361)
Increase in Net Assets	1,023,522	1,162,786
Net Assets:
Beginning of year	27,551,704	26,388,918
End of year	$28,575,226	$27,551,704
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$1,473,696	$1,670,273
Net realized gain	8,238,444	1,450,615
Change in net unrealized appreciation (depreciation)	(804,970)	7,139,800
Increase in Net Assets From Operations	8,907,170	10,260,688
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,314,363)	(1,725,004)
Decrease in Net Assets From Distributions to Shareholders	(4,314,363)	(1,725,004)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	3,159,310	4,047,411
Reinvestment of distributions	4,314,363	1,725,004
Cost of shares repurchased	(15,205,160)	(8,482,957)
Decrease in Net Assets From Portfolio Share Transactions	(7,731,487)	(2,710,542)
Increase (Decrease) in Net Assets	(3,138,680)	5,825,142
Net Assets:
Beginning of year	78,589,146	72,764,004
End of year	$75,450,466	$78,589,146
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Financial Highlights
Franklin Multi-Asset Variable Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.40	$11.85	$15.88	$14.74	$14.00
Income (loss) from operations:
Net investment income	0.13	0.19	0.20	0.16	0.17
Net realized and unrealized gain (loss)	2.21	2.10	(2.63)	2.87	1.30
Total income (loss) from operations	2.34	2.29	(2.43)	3.03	1.47
Less distributions from:
Net investment income	(0.29)	(0.15)	(0.41)	(0.69)	(0.21)
Net realized gains	(1.19)	(0.59)	(1.19)	(1.20)	(0.52)
Total distributions	(1.48)	(0.74)	(1.60)	(1.89)	(0.73)
Net asset value, end of year	$14.26	$13.40	$11.85	$15.88	$14.74
Total return[2]	17.64%	19.58%	(14.80)%	20.69%	11.24%
Net assets, end of year (000s)	$70,871	$73,344	$70,058	$94,277	$92,655
Ratios to average net assets:
Gross expenses[3]	0.15%	0.15%	0.13%	0.12%	0.14%
Net expenses[3,4]	0.15	0.15	0.13	0.12	0.13 [5]
Net investment income	0.86	1.53	1.52	1.00	1.27
Portfolio turnover rate	60%	20%	42%	19%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Moderate Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.48	$11.95	$15.37	$14.62	$13.87
Income (loss) from operations:
Net investment income	0.18	0.22	0.21	0.17	0.18
Net realized and unrealized gain (loss)	1.89	1.90	(2.47)	2.25	1.29
Total income (loss) from operations	2.07	2.12	(2.26)	2.42	1.47
Less distributions from:
Net investment income	(0.24)	(0.24)	(0.23)	(0.68)	(0.23)
Net realized gains	(0.88)	(0.35)	(0.93)	(0.99)	(0.49)
Total distributions	(1.12)	(0.59)	(1.16)	(1.67)	(0.72)
Net asset value, end of year	$14.43	$13.48	$11.95	$15.37	$14.62
Total return[2]	15.46%	17.81%	(14.36)%	16.66%	11.07%
Net assets, end of year (000s)	$28,575	$27,552	$26,389	$34,089	$33,030
Ratios to average net assets:
Gross expenses[3]	0.37%	0.37%	0.35%	0.31%	0.35%
Net expenses[3,4,5]	0.20	0.20	0.20	0.20	0.20
Net investment income	1.22	1.73	1.61	1.04	1.36
Portfolio turnover rate	74%	18%	42%	18%	26%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.41	$12.86	$16.25	$15.86	$14.88
Income (loss) from operations:
Net investment income	0.29	0.31	0.26	0.21	0.23
Net realized and unrealized gain (loss)	1.40	1.57	(2.59)	1.60	1.37
Total income (loss) from operations	1.69	1.88	(2.33)	1.81	1.60
Less distributions from:
Net investment income	(0.41)	(0.33)	(0.30)	(0.57)	(0.32)
Net realized gains	(0.49)	—	(0.76)	(0.85)	(0.30)
Total distributions	(0.90)	(0.33)	(1.06)	(1.42)	(0.62)
Net asset value, end of year	$15.20	$14.41	$12.86	$16.25	$15.86
Total return[2]	11.79%	14.63%	(14.17)%	11.47%	10.96%
Net assets, end of year (000s)	$54,672	$59,370	$57,593	$76,687	$77,465
Ratios to average net assets:
Gross expenses[3]	0.14%	0.14%	0.13%	0.12%	0.14%
Net expenses[3,4]	0.14	0.14	0.13	0.12	0.14 [5]
Net investment income	1.91	2.25	1.87	1.24	1.59
Portfolio turnover rate	84%	16%	49%	17%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.34	$12.81	$16.18	$15.81	$14.83
Income (loss) from operations:
Net investment income	0.26	0.29	0.23	0.17	0.21
Net realized and unrealized gain (loss)	1.39	1.54	(2.57)	1.58	1.35
Total income (loss) from operations	1.65	1.83	(2.34)	1.75	1.56
Less distributions from:
Net investment income	(0.37)	(0.30)	(0.27)	(0.53)	(0.28)
Net realized gains	(0.49)	—	(0.76)	(0.85)	(0.30)
Total distributions	(0.86)	(0.30)	(1.03)	(1.38)	(0.58)
Net asset value, end of year	$15.13	$14.34	$12.81	$16.18	$15.81
Total return[2]	11.58%	14.28%	(14.33)%	11.12%	10.77%
Net assets, end of year (000s)	$20,778	$19,219	$15,171	$18,387	$13,579
Ratios to average net assets:
Gross expenses[3]	0.39%	0.39%	0.38%	0.37%	0.39%
Net expenses[3,4]	0.39	0.39	0.38	0.37	0.39 [5]
Net investment income	1.69	2.15	1.68	1.03	1.41
Portfolio turnover rate	84%	16%	49%	17%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Variable Asset Allocation Series 2024 Annual Report

Notes to Financial Statements (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$70,746,259	—	—	$70,746,259
Short-Term Investments†	190,659	—	—	190,659
Total Investments	$70,936,918	—	—	$70,936,918

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$28,593,927	—	—	$28,593,927
Short-Term Investments†	76,811	—	—	76,811
Total Investments	$28,670,738	—	—	$28,670,738

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2024 Annual Report

Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$75,318,785	—	—	$75,318,785
Short-Term Investments†	213,990	—	—	213,990
Total Investments	$75,532,775	—	—	$75,532,775

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.
(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are

Franklin Variable Asset Allocation Series 2024 Annual Report

Notes to Financial Statements (cont’d)
wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Portfolios do not pay a management fee.
FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s  consent.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed were as follows:

Variable Moderate Growth	$48,295
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.09% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, Variable Growth, Variable Moderate Growth and Variable Conservative Growth incurred transfer agent fees as reported on the Statements of Operations, of which $89, $69 and $260, respectively, was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth	$44,422,787	$55,292,924
Variable Moderate Growth	21,117,776	22,762,962
Variable Conservative Growth	66,584,271	75,017,344

Franklin Variable Asset Allocation Series 2024 Annual Report

At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$56,518,597	$17,452,380	$(3,034,059)	$14,418,321

	Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$24,593,613	$5,541,620	$(1,464,495)	$4,077,125

	Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$67,952,957	$10,841,534	$(3,261,716)	$7,579,818
4. Derivative instruments and hedging activities
During the year ended December 31, 2024, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

Transfer Agent Fees
Variable Growth
Class I	$101

Transfer Agent Fees
Variable Moderate Growth
Class I	$80

	Service and/or Distribution Fees	Transfer Agent Fees
Variable Conservative Growth
Class I	—	$93
Class II	$51,611	183
Total	$51,611	$276
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Variable Moderate Growth
Class I	$48,295

Franklin Variable Asset Allocation Series 2024 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Variable Growth
Net Investment Income:
Class I	$1,367,749	$825,006
Net Realized Gains:
Class I	$5,634,312	$3,226,264

	Year Ended December 31, 2024	Year Ended December 31, 2023
Variable Moderate Growth
Net Investment Income:
Class I	$451,391	$470,002
Net Realized Gains:
Class I	$1,670,852	$715,347

	Year Ended December 31, 2024	Year Ended December 31, 2023
Variable Conservative Growth
Net Investment Income:
Class I	$1,434,724	$1,340,234
Class II	493,244	384,770
Total	$1,927,968	$1,725,004
Net Realized Gains:
Class I	$1,733,132	—
Class II	653,263	—
Total	$2,386,395	—

7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Variable Growth
Class I
Shares sold	18,052	$250,730	24,267	$312,023
Shares issued on reinvestment	489,609	7,002,061	310,481	4,051,270
Shares repurchased	(1,011,512)	(14,913,135)	(770,071)	(9,808,783)
Net decrease	(503,851)	$(7,660,344)	(435,323)	$(5,445,490)

Franklin Variable Asset Allocation Series 2024 Annual Report

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Variable Moderate Growth
Class I
Shares sold	18,195	$265,883	12,073	$153,073
Shares issued on reinvestment	147,000	2,122,243	89,698	1,185,349
Shares repurchased	(228,527)	(3,361,541)	(266,722)	(3,422,783)
Net decrease	(63,332)	$(973,415)	(164,951)	$(2,084,361)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Variable Conservative Growth
Class I
Shares sold	30,630	$472,572	35,780	$492,520
Shares issued on reinvestment	208,361	3,167,856	93,677	1,340,234
Shares repurchased	(763,029)	(11,826,127)	(487,621)	(6,667,349)
Net decrease	(524,038)	$(8,185,699)	(358,164)	$(4,834,595)
Class II
Shares sold	177,925	$2,686,738	261,440	$3,554,891
Shares issued on reinvestment	75,810	1,146,507	27,011	384,770
Shares repurchased	(220,214)	(3,379,033)	(133,192)	(1,815,608)
Net increase	33,521	$454,212	155,259	$2,124,053
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2024. The following transactions were effected in such Underlying Funds for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Variable Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$5,696,833	$135,147	10,389	$6,218,717	473,358	$1,095,917	—	—	$(709,180)	—
Franklin Small Cap Value Fund, Class R6 Shares
	—	1,579,971	26,379	114,059	1,738	7,568	$16,760	$77,648	10,383	$1,483,863
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	6,482,822	452,650	21,931	3,198,604	149,124	702,268	82,369	370,281	(51,007)	4,388,129
ClearBridge Small Cap Fund, Class IS Shares
	1,063,274	73,247	1,130	1,133,093	17,004	125,311	—	64	(128,739)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,614,722	110,541	8,419	661,845	50,947	194,778	14,894	35,167	(116,186)	1,142,010
ClearBridge Appreciation Fund, Class IS Shares
	20,846,983	695,030	20,722	19,222,253	547,493	4,653,165	42,663	417,153	(1,682,419)	5,290,506
ClearBridge Large Cap Growth Fund, Class IS Shares
	12,736,075	7,486,054	105,465	3,910,574	54,063	385,059	—	839,910	2,824,320	19,520,934
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,618,121	752,347	19,035	362,329	8,825	31,837	—	137,315	(52,855)	1,987,121
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	—	16,983,282	754,450	1,467,400	59,469	87,965	70,487	560,016	1,298,097	16,901,944
Putnam Large Cap Value Fund, Class R6 Shares
	—	4,847,577	131,239	193,605	5,182	2,033	16,664	235,832	(308,314)	4,347,691

Franklin Variable Asset Allocation Series 2024 Annual Report

Notes to Financial Statements (cont’d)
	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Variable Growth (cont’d)		Cost	Shares	Proceeds	Shares
Franklin International Equity Fund, Class IS Shares
	$16,924,357	$1,710,600	95,742	$7,988,052	431,564	$1,531,391	$259,644	$437,638	$(1,310,565)	$10,867,731
Franklin Investment Grade Corporate ETF
	—	535,628	24,286	154,127	7,212	(4,934)	6,506	—	(16,509)	360,058
Franklin U.S. Core Bond ETF
	—	5,409,626	245,613	1,580,751	74,185	(53,174)	58,662	—	(160,284)	3,615,417
Franklin U.S. Treasury Bond ETF
	—	1,248,605	58,966	350,226	17,174	(13,433)	14,320	—	(44,091)	840,855
Western Asset Core Bond Fund, Class IS Shares
	4,658,413	1,816,820	172,443	6,575,628	603,778	(59,093)	121,765	—	159,488	—
Western Asset Intermediate Bond Fund, Class IS Shares
	1,539,399	585,662	61,116	2,161,661	220,145	(13,719)	36,925	—	50,319	—
	$73,180,999	$44,422,787		$55,292,924		$8,672,939	$741,659	$3,111,024	$(237,542)	$70,746,259

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$1,894,601	$56,532	4,420	$2,081,966	158,390	$385,732	—	—	$(254,899)	—
Franklin Small Cap Value Fund, Class R6 Shares
	—	506,528	8,461	5,531	83	354	$5,698	$26,399	3,161	$504,512
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	2,181,841	168,547	8,167	1,068,995	50,093	143,494	27,852	125,207	69,612	1,494,499
ClearBridge Small Cap Fund, Class IS Shares
	351,737	22,913	354	373,676	5,605	41,680	—	22	(42,654)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	547,060	33,700	2,561	217,019	16,867	59,977	5,091	11,871	(35,452)	388,266
ClearBridge Appreciation Fund, Class IS Shares
	6,951,472	348,066	10,485	6,493,178	185,045	2,043,952	14,427	141,060	(1,048,468)	1,801,844
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,391,070	2,087,530	29,521	907,238	12,890	93,969	—	284,000	982,711	6,648,042
ClearBridge Small Cap Growth Fund, Class IS Shares
	546,413	200,952	5,072	56,550	1,410	3,835	—	46,622	(15,117)	679,533
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	—	5,500,444	244,220	185,239	7,529	14,956	23,835	189,365	426,165	5,756,326
Putnam Large Cap Value Fund, Class R6 Shares
	—	1,593,979	43,154	17,436	454	621	5,572	78,856	(104,455)	1,472,709
Franklin Investment Grade Corporate ETF
	—	544,670	24,696	62,124	2,891	(1,637)	7,261	—	(21,083)	459,826
Franklin U.S. Core Bond ETF
	—	5,475,283	248,594	636,122	29,717	(18,395)	65,011	—	(204,650)	4,616,116
Franklin U.S. Treasury Bond ETF
	—	1,269,759	59,965	135,310	6,602	(4,488)	16,020	—	(56,297)	1,073,664
Western Asset Core Bond Fund, Class IS Shares
	3,807,903	2,008,226	189,246	5,920,368	541,830	(168,565)	111,311	—	272,804	—
Western Asset Intermediate Bond Fund, Class IS Shares
	1,246,658	643,784	66,753	1,926,919	195,540	(43,585)	33,691	—	80,062	—
Franklin International Equity Fund, Class IS Shares
	5,602,842	656,863	36,682	2,675,291	141,965	487,027	87,730	147,871	(372,851)	3,698,590
	$27,521,597	$21,117,776		$22,762,962		$3,038,927	$403,499	$1,051,273	$(321,411)	$28,593,927

Franklin Variable Asset Allocation Series 2024 Annual Report

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$3,963,601	$211,355	17,093	$4,460,603	339,206	$844,010	—	—	$(558,363)	—
Franklin Small Cap Value Fund, Class R6 Shares
	—	1,038,120	17,327	38,339	600	1,407	$11,377	$52,710	6,117	$1,007,305
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,600,038	374,431	18,474	2,506,211	117,589	254,080	55,665	250,238	214,031	2,936,369
ClearBridge Small Cap Fund, Class IS Shares
	779,710	40,987	632	818,653	12,273	92,314	—	46	(94,358)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,173,145	60,460	4,541	510,555	39,510	127,554	10,443	23,998	(74,995)	775,609
ClearBridge Appreciation Fund, Class IS Shares
	14,851,641	874,588	27,293	14,321,524	409,202	5,345,183	28,834	281,929	(3,209,587)	3,540,301
ClearBridge Large Cap Growth Fund, Class IS Shares
	9,532,110	3,907,110	55,068	2,636,597	37,126	252,728	—	567,636	2,006,903	13,062,254
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,199,137	365,542	9,188	181,532	4,539	11,616	—	94,252	(37,897)	1,356,866
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	—	11,174,476	496,081	760,977	30,844	43,061	47,406	376,639	857,997	11,314,557
Putnam Large Cap Value Fund, Class R6 Shares
	—	3,211,924	86,957	112,172	3,054	(750)	11,137	157,608	(205,200)	2,893,802
Franklin Investment Grade Corporate ETF
	—	2,668,589	120,997	226,444	10,549	(6,214)	36,724	—	(106,792)	2,329,139
Franklin U.S. Core Bond ETF
	—	26,942,015	1,223,247	2,449,417	114,627	(75,242)	329,211	—	(1,036,560)	23,380,796
Franklin U.S. Treasury Bond ETF
	—	6,220,940	293,787	480,477	23,501	(17,157)	80,999	—	(285,152)	5,438,154
Western Asset Core Bond Fund, Class IS Shares
	22,676,117	6,411,516	606,588	29,555,800	2,706,228	(1,301,561)	643,859	—	1,769,728	—
Western Asset Intermediate Bond Fund, Class IS Shares
	7,492,840	2,018,872	209,876	9,690,159	983,930	(514,547)	194,771	—	692,994	—
Franklin International Equity Fund, Class IS Shares
	12,149,631	1,063,346	58,476	6,267,884	329,835	1,082,376	174,740	294,530	(743,836)	7,283,633
	$78,417,970	$66,584,271		$75,017,344		$6,138,858	$1,625,166	$2,099,586	$(804,970)	$75,318,785
9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statements of Operations. The Portfolios did not utilize the Global Credit Facility during the year ended December 31, 2024.

Franklin Variable Asset Allocation Series 2024 Annual Report

Notes to Financial Statements (cont’d)
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2024, was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Distributions paid from:
Ordinary income	$2,517,988	$900,863	$3,070,733
Net long-term capital gains	4,484,073	1,221,380	1,243,630
Total distributions paid	$7,002,061	$2,122,243	$4,314,363
The tax character of distributions paid during the fiscal year ended December 31, 2023, was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Distributions paid from:
Ordinary income	$1,029,944	$531,435	$1,725,004
Net long-term capital gains	3,021,326	653,914	—
Total distributions paid	$4,051,270	$1,185,349	$1,725,004
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Undistributed ordinary income — net	$52,666	—	—
Undistributed long-term capital gains — net	6,293,052	$2,467,531	$5,653,368
Total undistributed earnings	$6,345,718	$2,467,531	$5,653,368
Unrealized appreciation (depreciation)(a)	14,418,321	4,077,125	7,579,818
Total distributable earnings (loss) — net	$20,764,039	$6,544,656	$13,233,186

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
11. Operating segments
The Portfolios have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolios’ financial position or results of operations.
The Portfolios operate as a single operating segment, which is an investment portfolio. The Portfolios’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of assets and liabilities and the Statements of operations, along with the related Notes to the financial statements. The Portfolios’ portfolio holdings provide details of the Portfolios’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Franklin Variable Asset Allocation Series 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund (three of the portfolios constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Variable Asset Allocation Series 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolios hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$4,484,073	$1,221,380	$1,243,630
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$429,651	$145,291	$290,482
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$1,152,881	$450,797	$1,146,961
Under Section 853 of the Internal Revenue Code, the Portfolios intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Portfolios during the fiscal year ended December 31, 2024:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Foreign Taxes Paid	$29,469	$9,957	$19,833
Foreign Source Income Earned	$247,803	$82,512	$169,966

Franklin Variable Asset Allocation Series

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin Variable Asset Allocation Series

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Franklin
Variable Asset Allocation Series
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Variable Asset Allocation Series
Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Variable Asset Allocation Series
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

FVAAS-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 19, 2025